CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥) shares	Accumulated Other Comprehensive Income [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings (accumulated Deficit) [Member] CNY (¥)	Retained Earnings (accumulated Deficit) [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2017	¥ 3,682,188			¥ 100	¥ 5,951,044		¥ 14,917	¥ 55,090	¥ (2,398,984)		¥ 60,021
Balance, Shares at Dec. 31, 2017 | shares				1,503,071,169
Issuance of ordinary shares for share-based compensation plans				¥ 2		¥ (2)
Issuance of ordinary shares for share-based compensation plans, shares | shares				30,000,000		(30,000,000)
Repurchase of ordinary shares	(452,262)					¥ (452,262)
Repurchase of ordinary shares, shares | shares						(60,306,360)
Cumulative effect of accounting change at Dec. 31, 2018			¥ 176,494							¥ 176,494
Share-based compensation	50,319				50,319
Exercise of share-based compensation plans	14,797				(105,346)	¥ 120,143
Exercise of share-based compensation plans, shares | shares						44,005,360
Net profit	2,469,451								2,469,074		377
Foreign currency translation adjustment	43,293						43,293
Capital injection from non-controlling interest	1,458										1,458
Appropriation to statutory reserve								200,916	(200,916)
Balance at Dec. 31, 2018	5,985,738			¥ 102	5,896,017	¥ (332,121)	58,210	256,006	45,668		61,856
Balance, Shares at Dec. 31, 2018 | shares				1,533,071,169		(46,301,000)
Issuance of ordinary shares for share-based compensation plans				¥ 1		¥ (1)
Issuance of ordinary shares for share-based compensation plans, shares | shares				17,000,000		(17,000,000)
Repurchase of ordinary shares	(47,173)					¥ (47,173)
Repurchase of ordinary shares, shares | shares						(12,729,500)
Cumulative effect of accounting change at Dec. 31, 2019	1,966,611
Share-based compensation	42,260				42,260
Exercise of share-based compensation plans	34,742				(297,379)	¥ 332,121
Exercise of share-based compensation plans, shares | shares						55,396,235
Net profit	2,374,518								2,372,850		1,668
Dividends paid to shareholders	(390,715)
Foreign currency translation adjustment	12,110
Appropriation to statutory reserve								61,192	(61,192)
Balance at Dec. 31, 2019	8,011,480			¥ 103	5,640,898	¥ (47,174)	70,320	317,198	1,966,611		63,524
Balance, Shares at Dec. 31, 2019 | shares				1,550,071,169		(20,634,265)
Repurchase of ordinary shares	(384,871)					¥ (384,871)
Repurchase of ordinary shares, shares | shares						(139,954,870)
Cumulative effect of accounting change at Dec. 31, 2020	2,651,918	$ 406,424	¥ (882,964)							¥ (882,964)
Share-based compensation	42,169				42,169
Exercise of share-based compensation plans	7,347				(23,077)	¥ 30,424
Exercise of share-based compensation plans, shares | shares						15,682,565
Net profit	1,968,581	301,697							1,972,700		(4,119)
Dividends paid to shareholders	(263,569)								(263,569)
Foreign currency translation adjustment	(75,462)	(11,565)					(75,462)
Capital injection from non-controlling interest	7,619										7,619
Appropriation to statutory reserve								140,860	(140,860)
Balance at Dec. 31, 2020	¥ 8,430,330	$ 1,292,005		¥ 103	¥ 5,659,990	¥ (401,621)	¥ (5,142)	¥ 458,058	¥ 2,651,918		¥ 67,024
Balance, Shares at Dec. 31, 2020 | shares				1,550,071,169		(144,906,570)